ICON Flexible Bond Fund

Portfolio of Investments (Unaudited)

6/30/2020

Security Description	Shares	Value
Corporate Debt (68.89%)

Basic Materials (1.86%)
CVR Partners LP / CVR Nitrogen Finance Corp, 9.250%, 6/15/2023 (144A)	2,500,000	2,450,000
The Chemours Co, 6.625%, 5/15/2023	500,000	480,000
Total Basic Materials		2,930,000

Communications (6.33%)
Cincinnati Bell Telephone Co LLC, 6.300%, 12/1/2028	1,500,000	1,500,000
The Walt Disney Co, 7.750%, 2/1/2024	3,000,000	3,631,724
CSC Holdings LLC, 10.875%, 10/15/2025 (144A)	2,200,000	2,365,000
AT&T Inc, 6.450%, 6/15/2034	1,900,000	2,467,209
Total Communications		9,963,933

Consumer, Cyclical (6.91%)
Century Communities Inc, 5.875%, 7/15/2025	1,655,000	1,646,725
Meritor Inc, 6.250%, 2/15/2024	1,000,000	1,007,500
The New Home Co Inc, 7.250%, 4/1/2022	775,000	720,750
Nexteer Automotive Group Ltd, 5.875%, 11/15/2021 (144A)	200,000	200,924
Reliance Intermediate Holdings LP, 6.500%, 4/1/2023 (144A)	1,178,000	1,183,890
Silversea Cruise Finance Ltd, 7.250%, 2/1/2025 (144A)	2,350,000	2,214,875
Foot Locker Inc, 8.500%, 1/15/2022	3,750,000	3,900,000
Total Consumer, Cyclical		10,874,664

Consumer, Non-Cyclical (5.49%)
Central Garden & Pet Co, 6.125%, 11/15/2023	2,550,000	2,601,000
Conagra Brands Inc, 7.125%, 10/1/2026	1,150,000	1,443,144
Cooke Omega Investments Inc / Alpha VesselCo Holdings Inc, 8.500%, 12/15/2022 (144A)	1,000,000	995,000
RR Donnelley & Sons Co, 8.250%, 7/1/2027	2,767,000	2,739,330
The Nielsen Co Luxembourg SARL, 5.500%, 10/1/2021 (144A)	340,000	340,238
Bausch Health Cos Inc, 7.000%, 3/15/2024 (144A)	500,000	518,750
Total Consumer, Non-Cyclical		8,637,462

Energy (0.00%)
Aker BP ASA, 5.875%, 3/31/2025 (144A)	900,000	914,716
Diamondback Energy Inc, 5.375%, 5/31/2025	1,350,000	1,389,654
MPLX LP, 6.250%, 10/15/2022	4,977,000	5,034,301
MPLX LP, 6.375%, 5/1/2024	7,894,000	8,150,734
Occidental Petroleum Corp, 7.150%, 5/15/2028	1,000,000	890,000
Andeavor Logistics LP / Tesoro Logistics Finance Corp, 6.250%, 10/15/2022	775,000	776,735
Total Energy		17,156,140

Financial (0.00%)
Avation Capital SA, 6.500%, 5/15/2021 (144A)	1,050,000	777,000
BAC Capital Trust XIV, 3M US LIBOR + 3.700%(a),(b)	1,500,000	1,340,625
Equinix Inc, 5.875%, 1/15/2026	3,100,000	3,262,440
Fifth Third Bancorp, 3M US LIBOR + 3.137%(a),(b)	6,718,000	5,475,170
Global Atlantic Fin Co, 8.625%, 4/15/2021 (144A)	1,500,000	1,569,635
Icahn Enterprises LP / Icahn Enterprises Finance Corp, 6.750%, 2/1/2024	500,000	503,750
Voyager Aviation Holdings LLC / Voyager Finance Co, 8.500%, 8/15/2021 (144A)	3,000,000	2,190,000
JPMorgan Chase & Co, 3M US LIBOR + 3.438%(a)	6,417,000	5,841,395
MPT Operating Partnership LP / MPT Finance Corp, 6.075%, 3/1/2024	1,700,000	1,751,000
Principal Financial Group Inc, 3M US LIBOR + 3.136%, 5/15/2055(a)	7,110,000	6,371,982
The Prudential Insurance Co of America, 3M US LIBOR + 8.000%, 7/1/2025 (144A)(a)	2,350,000	3,049,367
Prudential Financial Inc, 3M US LIBOR + 5.575%, 9/15/2042(a)	2,800,000	2,980,320
QBE Capital Funding III Ltd, 3M US LIBOR + 6.950%, 5/24/2041 (144A)(a)	1,795,000	1,861,352
Tyco International Finance SA, 3.900%, 2/14/2026	1,100,000	1,156,022
Total Financial		38,130,058

Industrial (4.50%)
Standard Industries Inc, 5.375%, 11/15/2024 (144A)	1,300,000	1,335,750
Standard Industries Inc, 6.000%, 10/15/2025 (144A)	1,000,000	1,029,270
Fluor Corp, 3.500%, 12/15/2024	2,000,000	1,692,000
Tervita Corp, 7.625%, 12/1/2021	1,850,000	1,452,250
TransDigm Inc, 6.500%, 7/15/2024	600,000	572,874
USG Corp, 5.500%, 3/1/2025 (144A)	1,000,000	1,005,000
Total Industrial		7,087,144

Technology (1.22%)
Dell International LLC / EMC Corp, 7.125%, 6/15/2024 (144A)	1,352,000	1,400,588
j2 Cloud Services LLC / j2 Cloud Co-Obligor Inc, 6.000%, 7/15/2025 (144A)	500,000	508,750
Total Technology		1,909,338

Utilities (7.45%)
Vistra Corp, 8.125%, 1/30/2026 (144A)	4,470,000	4,659,975
PacifiCorp, 8.069%, 9/9/2022	3,685,000	4,207,221
Vistra Operations Co LLC, 5.500%, 9/1/2026 (144A)	1,350,000	1,377,594
Vistra Operations Co LLC, 5.000%, 7/31/2027 (144A)	1,460,000	1,476,425
Total Utilities		11,721,215

Total Corporate Debt (Cost $112,529,889)		108,409,954

Asset Backed Securities (1.66%)
SMB Private Education Loan Trust 2014-A, 4.500%, 9/15/2045 (144A) (Cost $2,899,479)	3,000,000	2,610,104

Preferred Stock (17.59%)

Financial (14.70%)
Annaly Capital Management Inc, 6.950%	138,380	2,889,374
Argo Group US Inc, 6.500%	266,676	6,802,905
Bank of America Corp, 7.250%	1,980	2,657,556
Dime Community Bancshares Inc, 5.500%	38,600	790,914
Equity Commonwealth, 6.500%	94,708	2,604,470
JPMorgan Chase & Co, 6.100%	21,023	534,194
Wells Fargo & Co, 7.500%	2,450	3,177,650
Wells Fargo & Co, 6.000%	144,341	3,676,365
Total Financial		23,133,428

Government (2.89%)
Farm Credit Bank of Texas, 10.000%(c)	4,550	4,550,000

Total Preferred Stock (Cost $27,670,196)		27,683,428

Mutual Funds (9.54%)	Par Value	Value

Financial (9.54%)
BlackRock New York Municipal Bond Trust	29,853	468,991
BlackRock New York Municipal Opportunities Fund	43,233	468,648
BrandywineGLOBAL Global Income Opportunities Fund Inc	124,453	1,436,188
Duff & Phelps Utility and Corporate Bond Trust Inc	341,301	3,191,164
Eaton Vance Floating-Rate Income Plus Fund	94,306	1,304,252
First Trust Aberdeen Global Opportunity Income Fund	378,663	3,756,337
Pioneer Diversified High Income Trust	248,151	2,981,782
Western Asset Variable Rate Strategic Fund Inc	19,566	307,186
Western Asset Global High Income Fund Inc	91,920	850,260
Western Asset Corporate Loan Fund Inc	28,631	244,795
Total Financial		15,009,603

Private Investment Funds (0.00%)
Moraine Waste Removal Escrow (Cost $0)	51,110	-

Total Mutual Funds (Cost $16,077,555)		15,009,603

Collateral for Securities on Loan (2.32%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 0.32% (Cost $2,517,474)	2,517,474	2,517,474

Total Investments (Cost $159,177,119) (99.28%)		156,230,563
Other Net Assets (0.72%)		1,135,814
Net Assets (100.00%)		157,366,377

3M US LIBOR - 3 Month LIBOR as of June 30, 2020 was 0.30%

*	Non-income producing security.

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of June 30, 2020 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(c)	These securities are considered, by management, to be illiquid. The aggregate value of these securities at June 30, 2020 was $4,550,000, which represent 2.89% of the Fund's net assets.

(144A)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June 30, 2020, these securities had a total aggregate market value of $35,039,203, which represented approximately 22.26% of net assets.